Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Consolidated Statements of Shareholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 1.14	$ 0.95	$ 0.75
Postretirement liability tax (expense) benefit	$ 3	$ 32	$ 22
Currency translation, tax impact	55
Share of comprehensive income in Alliance Boots, tax impact	$ 32